Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 5,345	$ 4,189	$ 3,636
Cost Of Revenue [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization	3,516	2,985	2,800
General and Administrative Expense [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 1,829	$ 1,204	$ 836